[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm                       August 27, 1999


Dear Fellow Shareholder:

I am writing to ask for your vote on an important matter that will affect your investment in John Hancock Short-Term Strategic Income Fund.

You may be aware that in addition to your fund, John Hancock Funds offers a similar multi-sector bond fund called John Hancock Strategic Income Fund. Strategic Income Fund seeks high current income through flexible investments in international fixed-income securities, U.S. government issues and high-yielding corporate bonds.

After careful consideration, your fund's trustees have unanimously agreed that merging your fund into John Hancock Strategic Income Fund will offer you a similar investment objective and strategy with lower operating expenses. This proposed merger is detailed in the enclosed proxy statement and summarized in the questions and answers on the following page. I suggest you read both thoroughly before voting.

Your Vote Makes a Difference!

No matter what size your investment may be, your vote is critical. I urge you to review the enclosed materials and to complete, sign and return the enclosed proxy ballot to us immediately. Your prompt response will help avoid the need for additional mailings at your fund's expense. For your convenience, we have provided a postage-paid envelope.

If you have any questions or need additional information, please contact your investment professional or call your Customer Service Representative at 1-800-225-5291, Monday through Friday between 8:00 a.m. and 8:00 p.m. Eastern Time. I thank you for your prompt vote on this matter.

                                               Sincerely,



                                               /s/Edward J. Boudreau, Jr.
                                               --------------------------
                                               Edward J. Boudreau, Jr.
                                               Chairman and CEO

Q&A

Q: What are the benefits of merging Short-Term Strategic Income Fund into Strategic Income Fund?

A: Strategic Income Fund is more widely recognized in the mutual fund marketplace than your fund, which has made it harder for your fund to raise assets and reduce expenses. Your trustees firmly believe this merger will allow you to continue investing for a high level of current income at a lower expense.

   Strategic Income Fund's asset base after the merger is projected to be $1.24 billion. This is significantly larger than Short-Term Strategic Income Fund's pre-merger asset base of $61 million and should allow for lower operating expenses than your fund. Following the merger, annual expense ratios are projected to be 0.89% for Class A shareholders, down from 1.33%, and 1.59% for Class B and Class C shareholders, down from 2.03%. Expected lower expenses should help keep more of your money invested, which often helps bolster an investment's total return over time.

Q: How does Strategic Income Fund's strategy compare with that of Short-Term
   Strategic Income Fund?

A: Both funds seek a high level of current income through investments in foreign government and corporate debt securities from developed and emerging markets, U.S. government and agency securities and U.S. corporate debt securities. Unlike Short-Term Strategic Income Fund, Strategic Income Fund has a wider investment scope which allows the fund to invest in junk bonds rated as low as CC/Ca and their unrated equivalents. These bonds entail some credit risk, which Strategic Income Fund attempts to minimize by applying sound credit research and a relatively conservative investment approach. This strategy also allows Strategic Income Fund to seek higher current income than your fund.


   Short-Term Strategic Income Fund maintains an average portfolio quality rating of A, which is an investment-grade rating, and an average portfolio maturity of three years or less. While Strategic Income Fund generally intends to keep its average credit quality in the investment-grade range (as of July 30, 1999 its average credit quality was A), there is no limit on the fund's average maturity. Over the past three years, Strategic Income Fund has maintained an average maturity between 8 to 12 years. Lower quality and longer maturity increase risk, however, management believes they offer greater diversification and therefore can potentially minimize investment risks.

Q: Who manages Strategic Income Fund?

A: Both funds are managed by the same team of portfolio managers, led by Frederick L. Cavanaugh, Jr. A senior vice president, Mr. Cavanaugh has more than 25 years of investment experience and has managed Strategic Income Fund since its inception on August 18, 1986. His expertise includes the high-yield bond market and international economies.

Q: How has Strategic Income Fund performed?


A: Although past performance does not necessarily guarantee future results, Strategic Income Fund has been a steady performer over the years. As of May 31, 1999, the fund's Class A shares have posted average annual total returns at public offering price of -1.86% over the past year, 8.89% over the past five years and 7.80% since inception. The fund's Class B shares have posted average annual total returns of -2.70% over the past year, 8.87% over the past five years and 7.88% since inception on October 4, 1993. The fund's Class C shares have posted an average annual total return of 1.09% over the past year and 2.07% since inception on May 1, 1998.* This performance has earned Strategic Income Fund a **** (4-star) rating as of May 31, 1999.** To review Strategic Income Fund in more detail, please refer to the "Comparative Performance" chart on page 21, or the John Hancock Income Funds prospectus and Strategic Income Fund's most recent annual report, both of which are enclosed.


Q: How do I vote?

A: Most shareholders typically vote by completing, signing and returning the enclosed proxy card using the postage-paid envelope provided. If you prefer to vote in person, you are cordially invited to attend a meeting of shareholders of your fund, which will be held at 9:00 a.m. on October 13, 1999 at our 101 Huntington Avenue headquarters in Boston, Massachusetts. If you vote now, you will help avoid further solicitations at your fund's expense.

Q: How will the merger happen?

A: If the merger is approved, your Short-Term Strategic Income Fund shares will be converted to Strategic Income Fund shares, using the funds' net asset value share prices, excluding sales charges, as of the close of trading on October 22, 1999. This conversion will not affect the total dollar value of your investment.

Q&A continued

Q: Will the merger have tax consequences?

A: Although taxable dividends and capital gains will be paid prior to the merger, the merger itself is a non-taxable event and does not need to be reported on your 1999 tax return.

       * Performance figures assume that distributions are reinvested and reflect a maximum sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The CDSC on Class B shares declines annually between years 1-6 according to the following schedule: 5,4,3,3,2,1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of any mutual fund investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

      ** Morningstar proprietary ratings reflect historical risk-adjusted performance as of 5/31/99. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the funds' three-, five- and ten-year average annual returns (if applicable) in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. Strategic Income Fund Class B received three and five stars for the three- and five-year periods, respectively. Strategic Income Fund Class A received three stars, five stars and two stars for the three-, five- and ten-year periods, respectively. The top 10% of the funds in a broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. The fund was rated among 1,536, 1,085 and 369 taxable bond funds for the three-, five- and ten-year periods, respectively.

                 JOHN HANCOCK SHORT-TERM STRATEGIC INCOME FUND
                (a series of John Hancock Investment Trust III)
                     101 Huntington Avenue Boston, MA 02199

                       NOTICE OF MEETING OF SHAREHOLDERS
                         SCHEDULED FOR OCTOBER 13, 1999

This is the formal agenda for your fund's shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

To the shareholders of John Hancock Short-Term Strategic Income Fund:

A shareholder meeting for your fund will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, October 13, 1999 at 9:00 a.m., Eastern Time, to consider the following:

      1. A proposal to approve an Agreement and Plan of Reorganization between your fund and John Hancock Strategic Income Fund. Under this Agreement, your fund would transfer all of its assets to Strategic Income Fund in exchange for shares of Strategic Income Fund. These shares would be distributed proportionately to you and the other shareholders of your fund. Strategic Income Fund would also assume your fund's liabilities. Your board of trustees recommends that you vote FOR this proposal.

      2. Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on August 11, 1999 are entitled to vote at the meeting and any related follow-up meetings.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, your fund will incur the cost of extra solicitations, which is indirectly borne by you and the other shareholders.

                                     By order of the board of trustees,

                                     /s/Susan S. Newton
                                     ------------------
                                     Susan S. Newton
                                     Secretary


August 27, 1999
320PX 8/99

                       THIS PAGE INTENTIONALLY LEFT BLANK

                               PROXY STATEMENT OF
                 JOHN HANCOCK SHORT-TERM STRATEGIC INCOME FUND
                (a series of John Hancock Investment Trust III)

                                 PROSPECTUS FOR
                     CLASS A, CLASS B AND CLASS C SHARES OF
                       JOHN HANCOCK STRATEGIC INCOME FUND
                  (a series of John Hancock Strategic Series)
                     101 Huntington Avenue Boston, MA 02199

This proxy statement and prospectus contains the information you should know before voting on the proposed reorganization of your fund into John Hancock Strategic Income Fund. Please read it carefully and retain it for future reference.

How the Reorganization Will Work

       o Your fund will transfer all of its assets to Strategic Income Fund. Strategic Income Fund will assume your fund's liabilities.

       o Strategic Income Fund will issue Class A shares to your fund in an amount equal to the value of your fund's Class A shares. These shares will be distributed to your fund's Class A shareholders in proportion to their holdings on the reorganization date.

       o Strategic Income Fund will issue Class B shares to your fund in an amount equal to the value of your fund's Class B shares. These shares will be distributed to your fund's Class B shareholders in proportion to their holdings on the reorganization date.

       o Strategic Income Fund will issue Class C shares to your fund in an amount equal to the value of your fund's Class C shares. These shares will be distributed to your fund's Class C shareholders in proportion to their holdings on the reorganization date.

       o The reorganization will be tax-free.

       o Your fund will be liquidated and you will become a shareholder of Strategic Income Fund.

Shares of Strategic Income Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shares of Strategic Income Fund have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Why Your Fund's Trustees are Recommending the Reorganization

The trustees of your fund believe that reorganizing your fund into a larger fund with similar investment policies will enable the shareholders of your fund to benefit from increased diversification, the ability to achieve better net prices on securities trades and economies of scale that could contribute to a lower expense ratio. Therefore, the trustees recommend that your fund's shareholders vote FOR the reorganization.

--------------------------------------------------------------------------------
Where to Get More Information
--------------------------------------------------------------------------------
Prospectus of Strategic Income          In the same envelope as this proxy
Fund dated April 1, 1999.               statement and  prospectus. Incorporated
--------------------------------------- by reference into this proxy statemen
Strategic Income Fund's                 and prospectus.
annual report to shareholders.
--------------------------------------------------------------------------------
Your fund's annual and semi-annual      On file with the Securities and
reports to shareholders.                Exchange Commission ("SEC") and
--------------------------------------- available at no charge by calling
A statement of additional               1-800-225-5291. Incorporated by
information dated August 27, 1999.      reference into this proxy statement
It contains additional information      and prospectus.
about your fund and Strategic Income
Fund.
--------------------------------------------------------------------------------
To ask questions about this proxy       Call our toll-free telephone
statement and prospectus.               number: 1-800-225-5291.
--------------------------------------------------------------------------------

      The date of this proxy statement and prospectus is August 27, 1999.

                               TABLE OF CONTENTS


                                                                       Page

INTRODUCTION......................................................       4

SUMMARY ..........................................................       4

INVESTMENT RISKS .................................................      16

PROPOSAL TO APPROVE THE AGREEMENT
 AND PLAN OF REORGANIZATION ......................................      19

CAPITALIZATION ...................................................      26

ADDITIONAL INFORMATION ABOUT
 THE FUNDS' BUSINESSES ...........................................      27

BOARDS' EVALUATION AND RECOMMENDATION ............................      27

VOTING RIGHTS AND REQUIRED VOTE ..................................      28

INFORMATION CONCERNING THE MEETING ...............................      29

OWNERSHIP OF SHARES OF THE FUNDS .................................      31

EXPERTS ..........................................................      32

AVAILABLE INFORMATION ............................................      32


                                    EXHIBITS

     A - Agreement and Plan of Reorganization between John Hancock
         Short-Term Strategic Income Fund and John Hancock Strategic Income Fund (attached to this proxy statement).

                                  INTRODUCTION

This proxy statement and prospectus is being used by your fund's board of trustees to solicit proxies to be voted at a special meeting of your fund's shareholders. This meeting will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, October 13, 1999 at 9:00 a.m., Eastern Time. The purpose of the meeting is to consider a proposal to approve an Agreement and Plan of Reorganization providing for the reorganization of your fund into John Hancock Strategic Income Fund. This proxy statement and prospectus is being mailed to your fund's shareholders on or about August 27, 1999.

Who is Eligible to Vote?

Shareholders of record on August 11, 1999 are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement and Plan of Reorganization. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

                                    SUMMARY

The following is a summary of more complete information appearing later in this proxy statement. You should read the entire proxy statement, Exhibit A and the enclosed documents carefully, because they contain details that are not in the summary.

Comparison of Short-Term Strategic Income Fund to Strategic Income Fund


------------------------------------------------------------------------------------------------------------------------------------
                         Short-Term Strategic                                Strategic Income
                             Income Fund                                           Fund
------------------------------------------------------------------------------------------------------------------------------------

Business:             A diversified series of John                        A diversified series of John
                      Hancock Investment Trust III.                       Hancock Investment Trust III.
                      The trust is an open-end                            The trust is an open-end
                      investment company organized                        investment company organized
                      as a Massachusetts business trust.                  as a Massachusetts business trust.
------------------------------------------------------------------------------------------------------------------------------------

Net assets as of      $61 million.                                        $1,183 million.
May 31, 1999:
------------------------------------------------------------------------------------------------------------------------------------

Investment            John Hancock Advisers, Inc.                         John Hancock Advisers, Inc.
adviser and
portfolio             Fredrick L. Cavanaugh, Jr.                          Fredrick L. Cavanaugh, Jr.
managers:             oSenior vice pres. of adviser                       oSenior vice pres. of adviser
                      oJoined team in 1998                                oJoined team in 1986
                      oJoined adviser in 1986                             oJoined adviser in 1986
                      oBegan career in 1975                               oBegan career in 1975

                      Arthur N. Calavritinos, CFA                         Arthur N. Calavritinos, CFA
                      oVice pres. of adviser                              oVice pres. of adviser
                      oJoined team in 1998                                oJoined team in 1995
                      oJoined adviser in 1988                             oJoined adviser in 1988
                      oBegan career in 1986                               oBegan career in 1986
------------------------------------------------------------------------------------------------------------------------------------

                                       5

------------------------------------------------------------------------------------------------------------------------------------
                         Short-Term Strategic                                Strategic Income
                             Income Fund                                           Fund
------------------------------------------------------------------------------------------------------------------------------------

Investment objective/ The fund seeks a high level                         The fund seeks a high level
primary               of current income.  This                            of current income.  This
investments:          objective cannot be changed                         objective cannot be changed
                      without shareholder approval.                       without shareholder approval.

                      The fund invests primarily                          The fund invests primarily
                      in:                                                 in:

                      o foreign government                                o foreign government
                        and corporate debt                                  and corporate debt
                        securities from                                     securities from
                        developed and                                       developed and
                        emerging markets;                                   emerging markets;

                      o U.S. government and                               o U.S. government and
                        agency securities;                                  agency securities;

                      o U.S. corporate debt                               o U.S. junk bonds.
                        securities.

                      Under normal                                        Under normal
                      circumstances, the fund                             circumstances, the fund
                      invests in all three of these                       invests in all three of these
                      sectors, but may invest up                          sectors, but may invest up
                      to 100% of assets in any one                        to 100% of assets in any one
                      sector.                                             sector.
------------------------------------------------------------------------------------------------------------------------------------

Foreign debt          Each fund may invest in foreign debt securities without any percentage limit.
securities:
------------------------------------------------------------------------------------------------------------------------------------

Junk bonds:           The fund may invest up to                           The fund may invest without
                      67% of assets in junk bonds                         limit in junk bonds rated as
                      rated as low as B and their                         low as CC/Ca and their unrated
                      unrated equivalents.                                equivalents.
------------------------------------------------------------------------------------------------------------------------------------

Average               The fund maintains an average                       The fund generally intends
portfolio quality     portfolio quality rating of A,                      to keep its average credit
rating:               which is an investment-grade                        quality in the investment-
                      rating.                                             grade range.
------------------------------------------------------------------------------------------------------------------------------------

Average portfolio     The fund maintains an                               There is no limit on the
maturity:             average portfolio maturity                          fund's average maturity.
                      of three years or less.
------------------------------------------------------------------------------------------------------------------------------------

Equity securities:    The fund typically does not                         The fund may invest up to
                      invest in equity securities.                        10% of net assets in U.S. or
                                                                          foreign equity securities.
------------------------------------------------------------------------------------------------------------------------------------

                                       6

------------------------------------------------------------------------------------------------------------------------------------
                         Short-Term Strategic                                Strategic Income
                             Income Fund                                           Fund
------------------------------------------------------------------------------------------------------------------------------------

Diversification:      The fund became                                     The fund is diversified and
                      diversified in April, 1999.                         cannot invest more than
                                                                          5% of total assets in
                                                                          securities of a single issuer,
                                                                          except that the fund may
                                                                          invest up to 25% of assets
                                                                          in securities of a single
                                                                          foreign government.
------------------------------------------------------------------------------------------------------------------------------------

Pay-in-kind,          Each fund may invest in pay-in-kind, delayed and zero
delayed and           coupon debt securities.
zero coupon
debt securities:
------------------------------------------------------------------------------------------------------------------------------------

Illiquid              Each fund may invest up to 15% of net assets in illiquid
securities:           securities.
------------------------------------------------------------------------------------------------------------------------------------

Structured            Each fund may invest without limit in structured securities, which include
securities:           indexed and/or leveraged mortgage-backed and other debt securities.
------------------------------------------------------------------------------------------------------------------------------------

Mortgage-             Each fund may invest without limit in mortgage-backed and asset-backed
backed and            securities.
asset-backed
securities:
------------------------------------------------------------------------------------------------------------------------------------

Currency              Each fund may enter into currency contracts for hedging or speculative purposes.
contracts:
------------------------------------------------------------------------------------------------------------------------------------

Financial             Each fund may invest without limit in financial futures, options on futures and
futures and           options on securities and indices.
related options;
options on
securities and
indices:
------------------------------------------------------------------------------------------------------------------------------------

When-issued           Both funds may purchase when-issued securities and purchase or sell securities
and forward           in forward commitment transactions.
commitment
transactions:
------------------------------------------------------------------------------------------------------------------------------------

Short-term            Neither fund is subject to any limitations on short-term trading.
trading:
------------------------------------------------------------------------------------------------------------------------------------

Repurchase            Both funds may invest without limitation in repurchase agreements.
agreements:
------------------------------------------------------------------------------------------------------------------------------------

Securities            The fund may lend portfolio                         The fund may lend portfolio
lending:              securities up to 30% of total assets.               securities up to 30% of total assets.
------------------------------------------------------------------------------------------------------------------------------------

                                       7

------------------------------------------------------------------------------------------------------------------------------------
                         Short-Term Strategic                                Strategic Income
                             Income Fund                                           Fund
------------------------------------------------------------------------------------------------------------------------------------

Borrowing             The fund will not purchase                          The fund may borrow
and reverse           securities for investment                           money in an amount that
repurchase            while borrowings equaling                           does not exceed 33% of its
agreements:           5% or more of the Fund's                            total assets.
                      total assets are outstanding.
------------------------------------------------------------------------------------------------------------------------------------

                      Neither will borrow money or enter into reverse repurchase agreements except from banks temporarily for extraordinary or emergency purposes (not for leveraging or investment)
                      and then in an aggregate amount not in excess of 10%
                      of the value of the fund's total assets at the time of
                      such borrowing.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
CLASSES OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
                         Short-Term Strategic                                Strategic Income
                             Income Fund                                           Fund
------------------------------------------------------------------------------------------------------------------------------------

Class A sales         Class A shares are offered                          Class A shares are offered
charges and           with front-end sales charges                        with front-end sales charges
12b-1 fees:           ranging from 2% to 3% of                            ranging from 2% to 4.5% of the
                      the fund's offering price,                          fund's offering price, depending
                      depending on the amount                             on the amount invested. Class
                      invested. Class A shares are                        A shares are subject to a 12b-1
                      subject to a 12b-1 distribution                     distribution fee equal to 0.30%
                      fee equal to 0.30% annually                         annually of average net assets.
                      of average net assets.
------------------------------------------------------------------------------------------------------------------------------------

                      The Class A shares of both funds have the following characteristics in common:

                      o There is no front-end sales charge for investments of $1 million or more, but there is a contingent deferred sales charge ranging from
                        0.25% to 1.00% on shares sold within one year of purchase.

                      o Investors can combine multiple purchases of Class A shares to take advantage of breakpoints in the sales charge schedule.

                      o Sales charges are waived for the categories of investors listed in the funds' prospectuses.
------------------------------------------------------------------------------------------------------------------------------------

                                       8

------------------------------------------------------------------------------------------------------------------------------------
CLASSES OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
                         Short-Term Strategic                                Strategic Income
                             Income Fund                                           Fund
------------------------------------------------------------------------------------------------------------------------------------

Class B sales         Class B shares are offered                          Class B shares are offered
charges and           without a front-end sales                           without a front-end sales
12b-1 fees:           charge, but are subject to                          charge, but are subject to
                      a contingent deferred sales                         a contingent deferred sales
                      charge (CDSC) if sold within                        charge (CDSC) if sold within
                      four years after purchase.                          four years after purchase.
                      The CDSC ranges from 1.00%                          The CDSC ranges from 1.00%
                      to 3.00% depending on how                           to 3.00% depending on how
                      long the shares are held.                           long the shares are held.
                      No CDSC is imposed on shares                        No CDSC is imposed on shares
                      held more than four years.                          held more than four years.

                      Class B shares are subject                          Class B shares are subject
                      to 12b-1 distribution and                           to 12b-1 distribution and
                      service fees equal to 1.00%                         service fees equal to 1.00%
                      annually of average net                             annually of average net
                      assets.                                             assets.

                      CDSCs are waived for the                            CDSCs are waived for the
                      categories of investors                             categories of investors
                      listed in the funds'                                listed in the funds'
                      prospectus.                                         prospectus.

                      Class B shares automatically                        Class B shares automatically
                      convert to Class A shares                           convert to Class A shares
                      after five years.                                   after five years.
------------------------------------------------------------------------------------------------------------------------------------

Class C sales         The Class C shares of both funds have the same characteristics and fee
charges and           structure.
12b-1 fees:
                      o Class C shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% on shares sold within one year of purchase.

                      o Class C shares are subject to 12b-1 distribution and service fees equal to
                        1.00% annually of average net assets.

                      o No automatic conversion to Class A shares, so annual expenses continue at the
                        Class C level throughout the life of the investment.
------------------------------------------------------------------------------------------------------------------------------------

12b-1 fees:           o These fees are paid out of a fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
------------------------------------------------------------------------------------------------------------------------------------

                                       9


------------------------------------------------------------------------------------------------------------------------------------
BUYING, SELLING AND EXCHANGING SHARES
------------------------------------------------------------------------------------------------------------------------------------
Both Short-Term Strategic Income Fund and Strategic Income Funds
------------------------------------------------------------------------------------------------------------------------------------

Buying shares:        Investors may buy shares at their public offering price through a financial representative or the funds' transfer agent, John Hancock Signature Services,
                      Inc. After June 11, 1999, investors will not be allowed to open new accounts in
                      Short-Term Strategic Income Fund but can add to existing accounts.
------------------------------------------------------------------------------------------------------------------------------------

Minimum initial       $1,000 for non-retirement accounts and $250 for retirement accounts and group
investment:           investments.
------------------------------------------------------------------------------------------------------------------------------------

Exchanging            Shareholders may exchange their shares at net asset value with no sales charge
shares:               for shares of the same class of any other John Hancock fund.
------------------------------------------------------------------------------------------------------------------------------------

Selling shares:       Shareholders may sell their shares by submitting a proper written or telephone request to John Hancock Signature Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Net asset value:      All purchases, exchanges and sales are made at a price based on the next determined net asset value per share (NAV) of the fund. Both funds' NAVs are determined at the close of regular trading on the New York Stock Exchange, which is normally 4:00 p.m. Eastern Time.
------------------------------------------------------------------------------------------------------------------------------------

The Funds' Expenses

Shareholders of both funds pay various expenses, either directly or indirectly.
The first two expense tables appearing below show the expenses for the twelve-month period ended May 31, 1999, adjusted to reflect any changes. Future expenses may be greater or less. The examples contained in each expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

Pro Forma Expenses

The following expense table shows the pro forma expenses of Strategic Income
Fund for the year ending May 31, 1999 assuming that a reorganization with your fund had occurred May 31, 1998. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended May 31, 1999, adjusted to reflect any changes. Strategic Income Fund's actual expenses after the reorganization may be greater or less than those shown.

                                       10


The example contained in the pro forma expense table shows what you would have paid on a $10,000 investment if the reorganization had occurred on May 31, 1998.
The example assumes that you had reinvested all dividends and that the average annual return was 5%. The pro forma example is for comparison purposes only and is not a representation of Strategic Income Fund's actual expenses or returns, either past or future.

                                                                                   Strategic Income
                                                                                    (PRO FORMA for
                                                                                    the year ended
                                                                                        5/31/99)
                                                                                       (Assuming
                                                                                     reorganization
                                      Short-Term               Strategic             with Short-Term
Shareholder                         Strategic Income             Income             Strategic Income)
transaction expenses                     Class A                 Class A                Class A
------------------------------------------------------------------------------------------------------------------------------------

Maximum sales charge (load)
 imposed on purchases
 (as a % of offering price)               3.00%                    4.50%                  4.50%
Maximum sales charge imposed
 on Reinvested dividends                  none                     none                   none
Maximum deferred sales charge
 (load) as a % of purchase or
 sale price, whichever is less            none(1)                  none(1)                none(1)
Redemption fee                            none(2)                  none(2)                none(2)
Exchange fee                              none                     none                   none

Annual fund operating expenses
(as a % of average net assets)           Class A                 Class A                Class A
------------------------------------------------------------------------------------------------------------------------------------

Management fee                            0.65%                    0.38%                  0.37%
Distribution and service (12b-1) fee      0.30%                    0.30%                  0.30%
Other expenses                            0.38%                    0.21%                  0.22%
                                     ----------               ----------             ----------
Total fund operating expenses             1.33%                    0.89%                  0.89%


Shareholder
transaction expenses                     Class B                 Class B                Class B
------------------------------------------------------------------------------------------------------------------------------------

Maximum sales charge (load)
 imposed on purchases
 (as a % of offering price)               none                     none                   none
Maximum sales charge imposed
 on reinvested dividends                  none                     none                   none
Maximum deferred sales charge
 (load) as a % of purchase or sale
 price, whichever is less                 3.00%                    5.00%                  5.00%(3)
Redemption fee                            none(2)                  none(2)                none(2)
Exchange fee                              none                     none                   none

                                       11

                                                                                   Strategic Income
                                                                                    (PRO FORMA for
                                                                                    the year ended
                                                                                        5/31/99)
                                                                                       (Assuming
                                                                                     reorganization
                                      Short-Term               Strategic             with Short-Term
Annual fund operating expenses     Strategic Income             Income             Strategic Income)
(as a % of average net assets)
                                        Class B                 Class B                Class B
------------------------------------------------------------------------------------------------------------------------------------

Management fee                          0.65%                   0.38%                  0.37%
Distribution and service (12b-1) fee    1.00%                   1.00%                  1.00%
Other expenses                          0.38%                   0.21%                  0.22%
Total fund operating expenses           2.03%                   1.59%                  1.59%

Shareholder
transaction expenses                    Class C                 Class C                Class C
------------------------------------------------------------------------------------------------------------------------------------

Maximum sales charge (load)
 imposed on purchases (as a %
 of offering price)                     none                    none                   none
Maximum sales charge imposed
 on reinvested dividends                none                    none                   none
Maximum deferred sales charge
 (load) as a % of purchase or sale
 price, whichever is less               1.00%                   1.00%                  1.00%
Redemption fee                          none(2)                 none(2)                none(2)
Exchange fee                            none                    none                   none

Annual fund operating expenses
(as a % of average net assets)          Class C                 Class C                Class C
------------------------------------------------------------------------------------------------------------------------------------

Management fee                          0.65%                   0.38%                  0.37%
Distribution and service (12b-1) fee    1.00%                   1.00%                  1.00%
Other expenses                          0.38%                   0.21%                  0.22%
                                   ----------              ----------             ----------
Total fund operating expenses           2.03%                   1.59%                  1.59%

(1) Except for investments of $1 million or more.

(2) Does not include wire redemption fee (currently $4.00).

(3) Class B Strategic Income Fund shares received by Class B Short-Term
    Strategic Income Fund shareholders in the reorganization will retain their lower maximum sales charge and shorter conversion period. Strategic Income
    Fund Class B shares purchased after the reorganization will be subject to Strategic Income Fund's maximum deferred sales change of 5.00% and its longer conversion period (eight years) and longer contingent deferred sales charge period (six years).

                                       12

EXAMPLES

                                                                             Strategic Income
                                                                               (PRO FORMA)
                                                                        (Assuming reorganization
                         Short-Term                 Strategic                with Short-Term
Class A                Strategic Income               Income                 Strategic Income)
------------------------------------------------------------------------------------------------------------------------------------

Year 1                  $   431                      $   537                    $   537
Year 3                  $   709                      $   721                    $   721
Year 5                  $ 1,007                      $   921                    $   921
Year 10                 $ 1,853                      $ 1,497                    $ 1,497

Class B-assuming
redemption at end of period
------------------------------------------------------------------------------------------------------------------------------------

Year 1                  $   506                      $   662                    $   662
Year 3                  $   837                      $   802                    $   802
Year 5                  $ 1,093                      $ 1,066                    $ 1,066
Year 10                 $ 1,937                      $ 1,702                    $ 1,702

Class B-
assuming no redemption
------------------------------------------------------------------------------------------------------------------------------------

Year 1                  $   206                      $   162                    $   162
Year 3                  $   637                      $   502                    $   502
Year 5                  $ 1,093                      $   866                    $   866
Year 10                 $ 1,937                      $ 1,702                    $ 1,702

Class C-assuming
redemption at end of period
------------------------------------------------------------------------------------------------------------------------------------

Year 1                  $   306                      $   262                    $   262
Year 3                  $   637                      $   502                    $   502
Year 5                  $ 1,093                      $   866                    $   866
Year 10                 $ 2,358                      $ 1,889                    $ 1,889

Class C-
assuming no redemption
------------------------------------------------------------------------------------------------------------------------------------

Year 1                  $   206                      $   162                    $   162
Year 3                  $   637                      $   502                    $   502
Year 5                  $ 1,093                      $   866                    $   866
Year 10                 $ 2,358                      $ 1,889                    $ 1,889


                                       13


The Reorganization

       o The reorganization is scheduled to occur at 5:00 p.m., Eastern Time, on October 22, 1999, but may occur on any later date before April 30, 2000. Your fund will transfer all of its assets to Strategic Income
         Fund. Strategic Income Fund will assume your fund's liabilities. The net asset value of both funds will be computed as of 5:00 p.m., Eastern
         Time, on the reorganization date.

       o Strategic Income Fund will issue to your fund Class A shares in an amount equal to the aggregate net asset value of your fund's Class A shares. These shares will immediately be distributed to your fund's
         Class A shareholders in proportion to their holdings on the reorganization date. As a result, Class A shareholders of your fund will end up as Class A shareholders of Strategic Income Fund.

       o Strategic Income Fund will issue to your fund Class B shares in an amount equal to the aggregate net asset value of your fund's Class B shares. These shares will immediately be distributed to your fund's
         Class B shareholders in proportion to their holdings on the reorganization date. As a result, Class B shareholders of your fund will end up as Class B shareholders of Strategic Income Fund.

       o Strategic Income Fund will issue to your fund Class C shares in an amount equal to the aggregate net asset value of your fund's Class C shares. These shares will immediately be distributed to your fund's
         Class C shareholders in proportion to their holdings on the reorganization date. As a result, Class C shareholders of your fund will end up as Class C shareholders of Strategic Income Fund.

       o After the reorganization is over, your fund will be terminated.

       o The reorganization will be tax-free and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to the funds.


                                       14



The following diagram shows how the reorganization would be carried out:

-------------------------                                            ---------------------
   Short-Term Strategic            Short-Term Strategic                Strategic Income
      Income Fund                      Income Fund                   Fund receives assets
   transfers assets &                  assets and                    & assumes liabilities
liabilities to Strategic               liabilities                       of Short-Term
      Income Fund       ------------------->------------------------    Strategic Income
                                                                             Fund
------------------------                                             ---------------------

---------------        -------------                          ------------       -----------
     Class A            Class B & C                           Issues Class         Issues
   shareholders        shareholders                              B & C             Class A
                                                                 shares            shares
---------------        -------------                          ------------       -----------

                               ---------------<-----------------

                           Your fund receives Strategic Income Fund
                            Class A, B & C shares and distributes
                       them to your fund's Class A, B & C shareholders

        --------------------------------------<-----------------------------------------


Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets:

         ----------------------------------------------------------
         Fund Asset Breakpoints                       Short-Term
                                                   Strategic Income
         ----------------------------------------------------------
         First $500,000,000                             0.65%
         ----------------------------------------------------------
         Amount over $500,000,000                       0.60%
         ----------------------------------------------------------

         ----------------------------------------------------------
         Fund Asset Breakpoints                    Strategic Income
         ----------------------------------------------------------
         First $100,000,000                             0.60%
         ----------------------------------------------------------
         Next  $150,000,000                             0.45%
         ----------------------------------------------------------
         Next  $250,000,000                             0.40%
         ----------------------------------------------------------
         Next  $150,000,000                             0.35%
         ----------------------------------------------------------
         Amount over $650,000,000                       0.30%
         ----------------------------------------------------------


Strategic Income Fund's management fee rate of 0.38% and its pro forma management fee rate of 0.37% are substantially lower than your fund's management fee rate of 0.65%. Strategic Income Fund's other expenses of 0.21% and its pro forma other expenses of 0.22% are also substantially lower than your

                                       15


fund's other expenses of 0.38%. Both funds have the same 12b-1 fees for Class A shares (0.30%) and the same 12b-1 fees for Class B and Class C shares (1.00%) although your fund's Class B distribution payment last year was 0.96%. Strategic
Income Fund's current annual Class A expense ratio (equal to 0.89% of average net assets) and its pro forma Class A expense ratio (equal to 0.89% of average net assets) are substantially lower than your fund's current Class A expense ratio (equal to 1.33% of average net assets). Strategic Income Fund's current annual Class B and Class C expense ratio (equal to 1.59% of average net assets) and its pro forma Class B and Class C expense ratio (equal to 1.59% of average net assets) are also substantially lower than your fund's current Class B and Class C expense ratio (equal to 2.03% of average net assets).

                                INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares the risks affecting each fund.

------------------------------------------------------------------------------------------------------------------------------------
                               Short-Term Strategic                              Strategic Income
                                   Income Fund                                         Fund
------------------------------------------------------------------------------------------------------------------------------------

Risks of debt           The value of the funds' portfolios will change in response to movements of the
securities:             bond market. When interest rates rise, bond prices generally fall. A fund with a higher average maturity is generally more sensitive to interest rate risk. Your fund maintains an average portfolio maturity of 3 years or less. There is no limit on Strategic Income Fund's average portfolio maturity (in recent years it has ranged from 8-12 years). Debt securities held by the funds are also subject to the risk that the issuer of a security will have its credit rating downgraded, will default or will otherwise fail to meet its obligations.

------------------------------------------------------------------------------------------------------------------------------------

Risks of below          The value of below investment grade debt securities, also called junk bonds,
investment              fluctuates more than that of higher rated debt securities, and there is a
grade debt              greater risk of loss of principal and income. Lower ratings reflect a greater
securities:             possibility of an adverse change in the financial condition of the issuer. The market price and liquidity of below investment grade securities generally respond more to short-term developments affecting the issuer of these securities than the market price and liquidity of higher rated securities because economic conditions are perceived to have a closer relationship to the ability of a lower rated issuer to meet its obligations.
------------------------------------------------------------------------------------------------------------------------------------

                                       16

------------------------------------------------------------------------------------------------------------------------------------
                               Short-Term Strategic                              Strategic Income
                                   Income Fund                                         Fund
------------------------------------------------------------------------------------------------------------------------------------

Risks of below          Your fund may invest up to                              The risk profile of Strategic
investment              67% of its assets in these                              Income Fund is greater than
grade debt              securities. To the extent                               your fund because Strategic
securities:             that the fund invests in                                Income Fund may invest without
                        these securities, it is                                 limit in these securities.
                        exposed to these risks.                                 However, historically, Strategic
                                                                                Income Fund has invested less
                                                                                than 67% of its assetes in
                                                                                these securities.

------------------------------------------------------------------------------------------------------------------------------------

Risks of equity         The market value of equity securities may move up and down, sometimes rapidly
securities:             and unpredictably. These fluctuations may cause the stock to be worth less than the price originally paid for it, or less than it was worth at an earlier time.
------------------------------------------------------------------------------------------------------------------------------------

                        Your fund typically does                                Strategic Income Fund may
                        not invest in equity                                    invest up to 10% of its
                        securities.                                             assets in equity securities.
                                                                                To the extent that the fund
                                                                                invests in these securities,
                                                                                it is exposed to these
                                                                                risks.
------------------------------------------------------------------------------------------------------------------------------------

Diversification         Both funds are diversified and are not subject to the risk of
risks:                  non-diversification.
------------------------------------------------------------------------------------------------------------------------------------

Foreign                 The funds' investments in foreign securities are subject to the risks of adverse
Securities and          foreign government actions, political instability or a lack of adequate and
currency risks:         accurate information. Also, currency exchange rate movements could reduce gains or create losses. The risks of international investing are higher in emerging markets such as those of Latin America and Southeast Asia.
------------------------------------------------------------------------------------------------------------------------------------


                                       17

------------------------------------------------------------------------------------------------------------------------------------
                               Short-Term Strategic                              Strategic Income
                                   Income Fund                                         Fund
------------------------------------------------------------------------------------------------------------------------------------

Risks of                The funds' investments in restricted and illiquid securities may be difficult or
restricted and          impossible to sell at a desirable time or a fair price. Restricted and illiquid
illiquid                securities also present a greater risk of inaccurate valuation.
securities:
------------------------------------------------------------------------------------------------------------------------------------

Risks of                These instruments are subject to the risk that the issuer will default or
asset-backed and        otherwise fail to meet its obligations. In addition, mortgage-backed securities
mortgage-backed         are subject to the risk that the life of the security will be extended beyond
securities:             its expected repayment time. This typically occurs during periods of rising interest rates and often reduces the security's value. During periods of falling interest rates, unanticipated prepayments may occur which also reduces the security's value.
------------------------------------------------------------------------------------------------------------------------------------

Risks of                Most of these derivative instruments involve leverage, which increases market
derivative              risks. Leverage magnifies gains and losses on derivatives relative to changes in
instruments,            the value of underlying assets. If a derivative is used for hedging purposes,
including               changes in the value of the derivative may not match those of the hedged asset.
financial futures,      Over-the-counter derivatives may be illiquid or hard to value accurately. In
options on              addition, the other party may default on its obligations. If markets for
futures,                underlying assets do not move in the right direction, a fund's performance may
securities and          be worse than if it had not used derivatives.
index options
and structured
securities:
------------------------------------------------------------------------------------------------------------------------------------


                                       18


                       PROPOSAL TO APPROVE THE AGREEMENT
                           AND PLAN OF REORGANIZATION

Description of Reorganization

You are being asked to approve an Agreement and Plan of Reorganization, a copy of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

       o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on October 22, 1999, but may occur on any later date before April 30, 2000. Your fund will transfer all of its assets to Strategic Income
         Fund and Strategic Income Fund will assume all of your fund's liabilities. This will result in the addition of your fund's assets to Strategic Income Fund's portfolio. The net asset value of both funds will be computed as of 5:00 p.m., Eastern Time, on the reorganization date.

       o Strategic Income Fund will issue to your fund Class A shares in an amount equal to the aggregate net asset value of your fund's Class A shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class A shareholders of record of your fund in proportion to their holdings on the reorganization date. As a result, Class A shareholders of your fund will end up as Class A shareholders of Strategic Income Fund.

       o Strategic Income Fund will issue to your fund Class B shares in an amount equal to the aggregate net asset value of your fund's Class B shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class B shareholders of record of your fund in proportion to their holdings on the reorganization date. As a result, Class B shareholders of your fund will end up as Class B shareholders of Strategic Income Fund.

       o Strategic Income Fund will issue to your fund Class C shares in an amount equal to the aggregate net asset value of your fund's Class C shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class C shareholders of record of your fund in proportion to their holdings on the reorganization date. As a result, Class C shareholders of your fund will end up as Class C shareholders of Strategic Income Fund.

       o After the reorganization is over, the existence of your fund will be terminated.

                                       19


Reasons for the Proposed Reorganization

The board of trustees of your fund believes that the proposed reorganization will be advantageous to the shareholders of your fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.

First, shareholders may be better served by a fund offering greater diversification. Strategic Income Fund has a larger asset size than your fund and may invest in a broader range of securities, including domestic high yield bonds as well as foreign bonds and government bonds. Combining the funds' assets into a single investment portfolio will afford greater diversification, making investors less vulnerable to weakness in any single sector of the bond market.

Second, Strategic Income Fund Class A shares have performed better than Class A shares of your fund over the past 1, 3 and 5 year periods, and Strategic Income
Fund Class B shares have performed better than Class B shares of your fund over the past 1, 3 and 5 year periods. While past performance cannot predict future results, the trustees believe that Strategic Income Fund is better positioned than your fund to continue to generate strong returns, because of its superior diversification and greater flexibility to choose from a broader range of investment opportunities.

Third, a combined fund offers economies of scale that are expected to lead to better control over expenses than is possible for your fund. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services.

The board of trustees of Strategic Income Fund considered that the reorganization presents an excellent opportunity for Strategic Income Fund to acquire investment assets without the obligation to pay commissions or other transaction costs that are normally associated with the purchase of securities.
The trustees believe that Strategic Income Fund shareholders will also benefit from improved diversification as a result of the reorganization. Because
Strategic Income Fund is larger than your fund, the trustees believe that the addition of your fund's assets will improve the diversification of Strategic
Income Fund's overall portfolio. This opportunity provides an economic benefit to Strategic Income Fund and its shareholders.

The boards of trustees of both funds also considered that the adviser and the funds' distributor will benefit from the reorganization. For example, the adviser might realize timesavings from a consolidated portfolio management effort and from the need to prepare fewer reports and regulatory filings as well as prospectus disclosure for one fund instead of two. The trustees believe, however, that these savings will not amount to a significant economic benefit to the adviser.

                                       20


Comparative Fees and Expense Ratios. As discussed above in the Summary, at all asset levels, the advisory fee rates paid by your fund are higher than the rates paid by Strategic Income Fund.

Strategic Income Fund's management fee rate of 0.38% and pro forma management fee rate of 0.37%, are substantially lower than your fund's management fee rate of 0.65%. Strategic Income Fund's other expenses of 0.21% and its pro forma other expenses of 0.22%, are also substantially lower than your fund's other expenses of 0.38%. Both funds have the same 12b-1 fees for Class A shares
(0.30%) and the same 12b-1 fees for Class B and Class C shares (1.00%), although your fund's Class B distribution payment last year was 0.96%. Strategic Income
Fund's current annual Class A expense ratio and pro forma Class A expense ratio
(both equal to 0.89% of average net assets) are substantially lower than your fund's current Class A expense ratio (equal to 1.33% of average net assets).
Strategic Income Fund's current annual Class B and Class C expense ratio and pro forma Class B and Class C expense ratio (both equal to 1.59% of average net assets) are also substantially lower than your fund's current Class B and Class
C expense ratio (equal to 2.03% of average net assets).

The trustees do not believe, given your fund's current size and historical growth rate, that your fund will grow to an asset size that would allow your fund to realize the benefits of economies of scale, including better control over expenses. The trustees also do not believe that your fund will reach an asset size which will allow your fund to significantly broaden the diversification of its investment portfolio.

Comparative Performance. The trustees also took into consideration the relative performance of your fund and Strategic Income Fund.

--------------------------------------------------------------------------------
  Average Annual Total Return                     Strategic Income
(without including sales charges)        Class A      Class B        Class C
--------------------------------------------------------------------------------

1 year ended 5/31/99                      2.77%        2.06%          2.04%
--------------------------------------------------------------------------------
3 years ended 5/31/99                     9.60%        8.84%          2.07%**
--------------------------------------------------------------------------------
5 years ended 5/31/99                     9.91%        9.15%
--------------------------------------------------------------------------------

Since inception to 5/31/99                8.29%        8.01%*

--------------------------------------------------------------------------------


                                       21

--------------------------------------------------------------------------------
    Average Annual Total Return                          Short-Term
        (without including                                Strategic
       Income sales charges)                Class A        Class B    Class C
--------------------------------------------------------------------------------
1 year ended 5/31/99                         -0.30%         -0.95%     0.99%+++
--------------------------------------------------------------------------------
3 years ended 5/31/99                         4.13%          3.47%
--------------------------------------------------------------------------------
5 years ended 5/31/99                         5.78%          5.08%
--------------------------------------------------------------------------------

Since inception to 5/31/99                    4.95%+         4.64%++

--------------------------------------------------------------------------------

  * Since Class B shares began operations on October 4, 1993.

 ** Since Class C shares began operations on May 1, 1998.

  + Since Class A Shares began operation  January 3, 1992.

 ++ Since Class B Shares began operations December 28, 1990.

+++ Since Class C Shares began operations on March 1, 1999.

Your fund's Class A, Class B and Class C shares performance has lagged behind the performance of Strategic Income Fund for all periods shown above.

Unreimbursed Distribution and Shareholder Service Expenses

The boards of trustees of your fund and Strategic Income Fund have determined that, if the reorganization occurs, unreimbursed distribution and shareholder service expenses incurred under your fund's Rule 12b-1 Plans will be reimbursable expenses under Strategic Income Fund's Rule 12b-1 Plans. However, the maximum amounts payable annually under Strategic Income Fund's Rule 12b-1
Plans (0.30%, 1.00% and 1.00% of average daily net assets attributable to Class
A shares, Class B and Class C shares, respectively) will not increase.

The following table shows the actual and pro forma unreimbursed distribution and shareholder service expenses of Class A, Class B and Class C shares of your fund and Strategic Income Fund. The table shows both the dollar amount of these expenses and the percentage of each class' average net assets that they represent.

------------------------------------------------------------------------------------------------------------------------------------


       Unreimbursed                        Short-Term
     Distribution and                   Strategic Income                          Strategic Income
    Shareholder Service        -----------------------------------------------------------------------------------------------------
         Expenses              Class A       Class B      Class C        Class A       Class B       Class C
------------------------------------------------------------------------------------------------------------------------------------

  Actual expenses as           $229,156    $2,755,533         -        $2,526,315     $16,319,321    $121,664
   of May 31, 1999               0.45%        14.64%        0.00%         0.49%           2.95%        1.22%
------------------------------------------------------------------------------------------------------------------------------------

  Pro forma combined expenses                                          $2,755,471     $19,074,854    $121,664
  as of May 31, 1999                                                      0.49%           3.33%        1.21%
------------------------------------------------------------------------------------------------------------------------------------

                                       22


If the reorganization had taken place on May 31, 1998, the pro forma combined unreimbursed expenses of Strategic Income Fund's Class A and Class B shares would have been higher than if no reorganization had occurred. Nevertheless, Strategic Income Fund's assumption of your fund's unreimbursed Rule 12b-1 expenses will have no immediate effect upon the payments made under Strategic
Income Fund's Rule 12b-1 Plans. These payments will continue to be 0.30%, 1.00% and 1.00% of average daily net assets attributable to Class A, Class B and Class
C shares, respectively.


John Hancock Funds, Inc. may recover unreimbursed distribution and shareholder service expenses for Class B and Class C shares in future years. However, if Strategic Income Fund's board terminates either class's Rule 12b-1 Plan, that class will not be obligated to reimburse these distribution and shareholder service expenses. Accordingly, until they are paid or accrued, unreimbursed distribution and shareholder service expenses do not and will not appear as an expense or liability in the financial statements of either fund. In addition, unreimbursed expenses are not reflected in a fund's net asset value or the formula for calculating Rule 12b-1 payments. The staff of the SEC has not approved or disapproved the treatment of the unreimbursed distribution and shareholder service expenses described in this proxy statement.


Tax Status of the Reorganization

The reorganization will be tax-free for federal income tax purposes and will not take place unless both funds receive a satisfactory opinion from Hale and Dorr
LLP, counsel to the funds, substantially to the effect that:

       o The reorganization described above will be a "reorganization" within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986 (the "Code"), and each fund will be "a party to a reorganization" within the meaning of Section 368 of the Code;

       o No gain or loss will be recognized by your fund upon (1) the transfer of all of its assets to Strategic Income Fund as described above or (2) the distribution by your fund of Strategic Income Fund shares to your fund's shareholders;

       o No gain or loss will be recognized by Strategic Income Fund upon the receipt of your fund's assets solely in exchange for the issuance of Strategic Income Fund shares and the assumption of all of your fund's liabilities by Strategic Income Fund;

       o The basis of the assets of your fund acquired by Strategic Income
         Fund will be the same as the basis of those assets in the hands of your fund immediately before the transfer;

                                       23


       o The tax holding period of the assets of your fund in the hands of Strategic Income Fund will include your fund's tax holding period for those assets;

       o The shareholders of your fund will not recognize a gain or a loss upon the exchange of all their shares of your fund solely for Strategic
         Income Fund shares as part of the reorganization;

       o The basis of Strategic Income Fund shares received by your fund's shareholders in the reorganization will be the same as the basis of the shares of your fund surrendered in exchange; and

       o The tax holding period of the Strategic Income Fund shares you receive will include the tax holding period of the shares of your fund surrendered in the exchange, provided that the shares of your fund were held as capital assets on the reorganization date.

Additional Tax Considerations

As of May 31, 1999, Short-Term Strategic Income Fund had capital loss carryovers of approximately $28,893,267 which expire as follows: October 31, 2000 -
$16,879,029; October 31, 2001 - $3,127,414; October 31, 2002 - $2,774,082;
October 31, 2003 - $5,103,942; and October 31, 2006 - $1,008,800. Capital loss carryovers are used to reduce the amount of realized capital gains that a fund is required to distribute to its shareholders in order to avoid paying taxes on undistributed capital gain.

If the reorganization occurs, Strategic Income Fund will be able to use
Short-Term Strategic Income Fund's capital loss carryovers to offset future realized capital gains, subject to limitations that may, in certain circumstances, result in the expiration of a portion of these carryovers before they can be used.

Additional Terms of Agreement and Plan of Reorganization

Surrender of Share Certificates. If your shares are represented by one or more share certificates before the reorganization date, you must either surrender the certificates to your fund or deliver to your fund a lost certificate affidavit, in the form and accompanied by the surety bonds that your fund may require
(collectively, an "Affidavit"). On the reorganization date, all certificates that have not been surrendered will be canceled, will no longer evidence ownership of your fund's shares and will evidence ownership of Strategic Income
Fund shares. Shareholders may not redeem or transfer Strategic Income Fund shares received in the reorganization until they have surrendered their fund share certificates or delivered an Affidavit. Strategic Income Fund will not issue share certificates in the reorganization.

Conditions to Closing the Reorganization. The obligation of your fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the performance by Strategic Income Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 6).

The obligation of Strategic Income Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including your fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from your fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see
Agreement, paragraph 7).

The obligations of both funds are subject to the approval of the Agreement by the necessary vote of the outstanding shares of your fund, in accordance with the provisions of your fund's declaration of trust and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Hale and Dorr LLP as to the federal income tax consequences of the reorganization. (See
Agreement, paragraph 8).

Termination of Agreement. The board of trustees of either your fund or Strategic
Income Fund may terminate the Agreement (even if the shareholders of your fund have already approved it) at any time before the reorganization date, if that board believes that proceeding with the reorganization would no longer be advisable.

Expenses of the Reorganization. Strategic Income Fund and your fund will each be responsible for its own expenses incurred in connection with entering into and carrying out the provisions of the Agreement, whether or not the reorganization occurs. These expenses are estimated to be approximately $67,000 in total.


                                       25


                                 CAPITALIZATION

The following table sets forth the capitalization of each fund as of May 31, 1999, and the pro forma combined capitalization of both funds as if the reorganization had occurred on that date. The table reflects pro forma exchange ratios of approximately 1.0481 Class A Strategic Income Fund shares being issued for each Class A share of your fund, approximately 1.0481 Class B Strategic
Income Fund shares being issued for each Class B share of your fund and approximately 1.0480 Class C Strategic Income Fund shares being issued for each Class C share of your fund. If the reorganization is consummated, the actual exchange ratios on the reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both Strategic Income Fund and your fund between May 31, 1999 and the reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of Strategic Income Fund and your fund during that period resulting from income and distributions, and changes in the accrued liabilities of Strategic Income Fund and your fund during the same period.

                                  May 31, 1999

                          Short-Term
                          Strategic           Strategic
                            Income              Income          Pro Forma

Net Assets................ $61,230,619      $1,182,836,146    $1,244,066,765
Net Asset Value Per Share
  Class A ................       $7.82               $7.46             $7.46
  Class B ................       $7.82               $7.46             $7.46
  Class C ................       $7.82               $7.46             $7.46
Shares Outstanding
  Class A ................   5,816,773          72,523,366        78,619,668
  Class B ................   2,008,232          83,046,054        85,150,864
  Class C ................       7,382           3,007,588         3,015,324

It is impossible to predict how many Class A shares, Class B shares or Class C shares of Strategic Income Fund will actually be received and distributed by your fund on the reorganization date. The table should not be relied upon to determine the amount of Strategic Income Fund shares that will actually be received and distributed.

                                       26


               ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in each fund's prospectus you can find additional information about the business of each fund.

------------------------------------------------------------------------------------------------------------------------------------

      Types of                                           Headings in Each Prospectus
     Information
------------------------------------------------------------------------------------------------------------------------------------

Organization                                        Fund Details: Business Structure
And operation
------------------------------------------------------------------------------------------------------------------------------------
Investment objective                                Goal and Strategy, Main Risks, Fund Details: Business Structure
and policies
------------------------------------------------------------------------------------------------------------------------------------
Portfolio                                           Portfolio Management
Management
------------------------------------------------------------------------------------------------------------------------------------
Investment adviser                                  Overview: The Management Firm; Fund Details: Business Structure
and distributor
------------------------------------------------------------------------------------------------------------------------------------
Expenses                                            Your Expenses
------------------------------------------------------------------------------------------------------------------------------------
Custodian and                                       Fund Details: Business Structure
Transfer agent
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial                                Your Account: Choosing a Share Class
interest
------------------------------------------------------------------------------------------------------------------------------------
Purchase of shares                                  Your Account: Choosing a Share Class, How Sales Charges are
                                                    Calculated, Sales Charge Reductions and Waivers, Opening an Account,
                                                    Buying Shares; Transaction Policies; Additional Investor Services
------------------------------------------------------------------------------------------------------------------------------------
Redemption                                          Your Account: Selling Shares, How Sales Charges are
or sale of shares                                   Calculated; Transaction Policies; Additional Investor
                                                    Services: Systematic Withdrawal Plan
------------------------------------------------------------------------------------------------------------------------------------
Dividends,                                           Dividends and Account Policies
distributions
and taxes
------------------------------------------------------------------------------------------------------------------------------------


                     BOARDS' EVALUATION AND RECOMMENDATION

For the reasons described above, the board of trustees of your fund, including the trustees who are not "interested persons" of either fund or the adviser
("independent trustees"), approved the reorganization. In particular, the trustees determined that the reorganization is in the best interests of your fund and that the interests of your fund's shareholders would not be diluted as a result of the reorganization. Similarly, the board of trustees of Strategic
Income


                                       27


Fund, including the independent trustees, approved the reorganization. They also determined that the reorganization is in the best interests of Strategic Income
Fund and that the interests of Strategic Income Fund's shareholders would not be diluted as a result of the reorganization.

               --------------------------------------------------
                  The trustees of your fund recommend that the
               shareholders of your fund vote for the proposal to
                approve the agreement and plan of reorganization.
               --------------------------------------------------

                        VOTING RIGHTS AND REQUIRED VOTE

Each share of your fund is entitled to one vote. Approval of the above proposal requires the affirmative vote of a majority of the shares of your fund outstanding and entitled to vote. For this purpose, a majority of the outstanding shares of your fund means the vote of the lesser of


(1) 67% or more of the shares present at the meeting, if the holders of more than 50% of the shares of the fund are present or represented by proxy, or

(2) more than 50% of the outstanding shares of the fund.

Shares of your fund represented in person or by proxy, including shares that abstain or do not vote with respect to the proposal, will be counted for purposes of determining whether there is a quorum at the meeting. Accordingly, an abstention from voting has the same effect as a vote against the proposal.

However, if a broker or nominee holding shares in "street name" indicates on the proxy card that it does not have discretionary authority to vote on the proposal, those shares will not be considered present and entitled to vote on the proposal. Thus, a "broker non-vote" has no effect on the voting in determining whether the proposal has been adopted in accordance with clause (1) above, if more than 50% of the outstanding shares (excluding the "broker non-votes") are present or represented. However, for purposes of determining whether the proposal has been adopted in accordance with clause (2) above, a "broker non-vote" has the same effect as a vote against the proposal because shares represented by a "broker non-vote" are considered to be outstanding shares.

If the required approval of shareholders is not obtained, your fund will continue to engage in business as a separate mutual fund and the board of trustees will consider what further action may be appropriate.


                                       28


                       INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund's investment adviser, John Hancock Advisers, Inc. and its transfer agent, John Hancock Signature Services, Inc.; or by broker-dealer firms. Signature Services, together with a third party solicitation firm, has agreed to provide proxy solicitation services to your fund at a cost of approximately $2,000.

Revoking Proxies

A Short-Term Strategic Income Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

       o By filing a written notice of revocation with your fund's transfer agent, John Hancock Signature Services, Inc., 1 John Hancock Way, Suite
         1000, Boston, Massachusetts 02217-1000, or

       o By returning a duly executed proxy with a later date before the time of the meeting, or

       o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund
         (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum


As of August 11, 1999, 4,830,328 Class A, 1,816,526 Class B and 7,443 Class C
shares of beneficial interest of your fund were outstanding. Only shareholders of record on August 11, 1999 (the "record date") are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of your fund that are entitled to vote will be considered a quorum for the transaction of business.


Other Business

Your fund's board of trustees knows of no business to be presented for consideration at the meeting other than the proposal. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those


                                       29


proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of the proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of your fund's shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of the proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the reorganization against adjournment.

Telephone Voting

In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of the adviser or transfer agent. The telephone voting procedure is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the meeting. Your fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

       o A shareholder will be called on a recorded line at the telephone number in the fund's account records and will be asked to provide the shareholder's social security number or other identifying information.

       o The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder's instructions.


       o To ensure that the shareholder's instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

       o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

       o If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.

                                       30


                        OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of the fund, as of August 11, 1999, no person owned of record or beneficially 5% or more of the outstanding Class A shares of your fund or of the outstanding Class A shares of Strategic Income Fund.


As of August 11, 1999, the following person owned of record or beneficially 5% or more of the funds' outstanding shares:

------------------------------------------------------------------------------------------------------------------------------------

    Names and Addresses of Owners                                                              Short-Term Strategic
      of More Than 5% of Shares                                                                    Income Fund
                                                                              ------------------------------------------------------
                                                                                       Class B                   Class C
------------------------------------------------------------------------------------------------------------------------------------

    MLPF & S for the Sole Benefit                                                      15.77%
     of its Customers
    Attn: Fund Administration
    4800 Deer Lake Drive East
    Jacksonville, FL 32246
------------------------------------------------------------------------------------------------------------------------------------

    Salomon Smith Barney, Inc.                                                                                   68.71%
    333 West 34th Street, 3rd Floor
    New York, NY 10001-2483
------------------------------------------------------------------------------------------------------------------------------------

    John Hancock Mutual Life Insurance Co.                                                                       20.89%
    Custodian for the IRA of
     Edna Jean Folden
    2405 South Laurel Street
    Port Angeles, WA 98362-2529
------------------------------------------------------------------------------------------------------------------------------------

    Thomas L. Duplaga                                                                                            10.35%
    Nancy Duplaga JT Wros.
    5502 Quail Run
    North Olmsted, OH 44070-3980
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

    Names and Addresses of Owners                                                                  Strategic Income
      of More Than 5% of Shares                                                                          Fund
                                                                              ------------------------------------------------------
                                                                                            Class B              Class C
------------------------------------------------------------------------------------------------------------------------------------

    MLPF & S for the Sole Benefit                                                           14.97%               22.37%
     of its Customers
    Attn: Fund Administration
    4800 Deer Lake Drive East
    Jacksonville, FL 32246
------------------------------------------------------------------------------------------------------------------------------------

As of August 11, 1999, the trustees and officers of your fund and Strategic Income Fund, each as a group, owned in the aggregate less than 1% of the outstanding shares of their respective funds.

                                    EXPERTS

The financial statements and the financial highlights of Strategic Income Fund for the period ended May 31, 1999 and Short-Term Strategic Income Fund for the period ended October 31, 1998 are incorporated by reference into this proxy statement and prospectus. The financial statements and financial highlights as of October 31, 1998 for Short-Term Strategic Income Fund and as of May 31, 1999 for Strategic Income Fund have been independently audited by PricewaterhouseCoopers LLP as stated in their reports appearing in the statement of additional information. These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing.

                             AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (at prescribed rates) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the following regional offices: Chicago (500 West Madison Street, Suite 1400, Chicago, Illinois); and New York (7 World Trade Center, Suite 1300, New York, New York). Copies of this material can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

                                   EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this 9th day of June, 1999, by and between John Hancock Strategic Income Fund (the "Acquiring Fund"), a series of John Hancock Strategic Series, a Massachusetts business trust (the "Trust II"), and John Hancock Short-Term Strategic Income Fund (the "Acquired Fund"), a series of John Hancock Investment Trust III, a Massachusetts business trust (the "Trust") each with their principal place of business at 101 Huntington Avenue, Boston, Massachusetts 02199. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

This Agreement is intended to be and is adopted as a plan of "reorganization," as such term is used in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for the issuance of Class A, Class B, and Class C shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") to the Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund, on or promptly after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

      1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ISSUANCE OF ACQUIRING FUND SHARES; LIQUIDATION OF THE ACQUIRED FUND

     1.1 The Acquired Fund will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Fund free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring Fund of the known and unknown liabilities of the Acquired Fund, including the liabilities set forth in the Statement of Assets and Liabilities (the "Acquired Fund Liabilities"), which shall be assigned and transferred to the Acquiring Fund by the Acquired Fund and assumed by the Acquiring Fund, and (ii) delivery by the Acquiring Fund to the Acquired Fund, for distribution pro rata by the Acquired Fund to its shareholders in proportion to their respective ownership of Class A, Class B and/or Class C shares of beneficial interest of the Acquired Fund, as of the close of business on October 22, 1999 (the "Closing Date"), of a number of the Acquiring Fund Shares having an aggregate net asset value equal, in the case of each class of Acquiring Fund Shares, to the value of the assets, less such liabilities (herein referred to as the "net value of the assets") attributable to the applicable class, assumed, assigned and delivered, all determined as provided in Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the closing provided for in Paragraph 3.1 hereof (the "Closing"). All computations with respect to the Acquiring Fund shall be provided by Investors Bank & Trust Company (the "Acquiring Fund's Custodian"), as custodian and pricing agent for the Acquiring Fund and, and with respect to the Acquired Fund by State Street Bank and Trust Company (the "Acquired Fund's Custodian).

     1.2 The Acquired Fund has provided the Acquiring Fund with a list of the current securities holdings of the Acquired Fund as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities (except to the extent sales may be limited by representations made in connection with issuance of the tax opinion provided for in paragraph 8.6 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

     1.3 The Acquiring Fund and the Acquired Fund shall each bear its own expenses in connection with the transactions contemplated by this Agreement.

     1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to shareholders of record (the "Acquired Fund shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund, to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro rata number and class of Acquiring Fund Shares due such shareholders. Acquired Fund shareholders who own Class A shares of the Acquired Fund will receive Class A Acquiring

         Fund Shares, Acquired Fund shareholders who own Class B shares of the Acquired Fund will receive Class B Acquiring Fund Shares, and Acquired Fund shareholders who own Class C shares of the Acquired Fund will receive Class C Acquiring Fund Shares,. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

     1.5 The Acquired Fund shareholders holding certificates representing their ownership of shares of beneficial interest of the Acquired Fund shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to John Hancock Signature Services, Inc. prior to the Closing Date. Any Acquired Fund share certificate which remains outstanding on the Closing Date shall be deemed to be canceled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Fund and shall evidence ownership of Acquiring Fund Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, dividends and other distributions payable by the Acquiring Fund subsequent to the Liquidation Date with respect to Acquiring Fund Shares shall be paid to the holder of such certificate(s), but such shareholders may not redeem or transfer Acquiring Fund Shares received in the Reorganization. The Acquiring Fund will not issue share certificates in the Reorganization.

     1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 The existence of the Acquired Fund shall be terminated as promptly as practicable following the Liquidation Date.

     1.8 Any reporting responsibility of the Trust, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Trust.

     2.  VALUATION

     2.1 The net asset values of the Class A, Class B and Class C Acquiring
         Fund Shares and the net values of the assets and liabilities of the Acquired Fund attributable to its Class A, Class B and Class C shares to be transferred shall, in each case, be determined as of the close of business (4:00 p.m. Eastern time) on the Closing Date. The net asset values of the Class A, Class B, and Class C Acquiring Fund Shares shall be computed by the Acquiring Fund's Custodian in the manner set forth in the Acquiring Fund's Declaration of Trust as amended and restated (the "Declaration"), or By-Laws and the Acquiring Fund's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places. The net values of the assets of the Acquired Fund attributable to its Class A, Class B, and Class C shares to be transferred shall be computed by the Acquired Fund's Custodian by calculating the value of the assets of each class transferred by the Acquired Fund and by subtracting therefrom the amount of the liabilities of each class assigned and transferred to and assumed by the Acquiring Fund on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places.

     2.2 The number of shares of each class of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the Acquired Fund's assets attributable to a class, less the liabilities attributable to that class assumed by the Acquiring Fund, by the Acquiring Fund's net asset value per share of the same class, all as determined in accordance with Paragraph 2.1 hereof.

     2.3 All computations of value shall be made by each Custodian in accordance with its regular practice as pricing agent for its respective Fund.

     3.  CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be October 22, 1999 or such other date on or before April 30, 2000 as the parties may agree. The Closing shall be held as of 5:00 p.m. at the offices of the Trust II and the Trust, 101 Huntington Avenue, Boston, Massachusetts 02199, or at such other time and/or place as the parties may agree.

     3.2 Portfolio securities that are not held in book-entry form in the name of the Acquired Fund's Custodian as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Acquiring Fund's Custodian for examination no later than five business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Acquiring Fund's Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Fund's Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Acquiring Fund's Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Acquiring Fund's Custodian crediting the Acquiring Fund's account maintained with the Acquiring Fund's Custodian with immediately available funds.

     3.3 In the event that on the Closing Date (a) the New York Stock
         Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before April 30, 2000, this Agreement may be terminated by the Acquiring Fund or by the Acquired Fund upon the giving of written notice to the other party.

     3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund shareholders and the number of outstanding shares of each class of beneficial interest of the Acquired Fund owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List"). The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

     4.  REPRESENTATIONS AND WARRANTIES

     4.1 The Trust on behalf of the Acquired Fund represents, warrants and covenants to the Acquiring Fund as follows:

     (a) The Trust is a business trust, duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the shareholders of the Acquired Fund, to carry out the transactions contemplated by this Agreement. Neither the Trust nor the Acquired Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

     (b) The Trust is a registered investment company classified as a management company and its registration with the Commission as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect. The Acquired Fund is a diversified series of the Trust;

     (c) The Trust and the Acquired Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provision of the Trust's Declaration of Trust, as amended and restated (the "Trust's Declaration") or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Acquired Fund is a party or by which it is bound;

     (d) Except as otherwise disclosed in writing and accepted by the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust or the Acquired Fund or any of the Acquired Fund's properties or assets. The Trust knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated;

     (e) The Acquired Fund has no material contracts or other commitments
         (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated without liability to the Acquired Fund at or prior to the Closing Date;

     (f) The audited statement of assets and liabilities, including the schedule of investments, of the Acquired Fund as of October 31, 1998 and the related statement of operations (copies of which have been furnished to the Acquiring Fund) and the unaudited statements as of April 30, 1999, present fairly in all material respects the financial condition of the

         Acquired Fund as of October 31, 1998 and April 30, 1999 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquired Fund as of the respective dates thereof not disclosed therein;

     (g) Since April 30, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund;

     (h) At the date hereof and by the Closing Date, all federal, state and other tax returns and reports, including information returns and payee statements, of the Acquired Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, and all federal, state and other taxes, interest and penalties shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns or reports;

     (i) Each of the Acquired Fund and its predecessors has qualified as a regulated investment company for each taxable year of its operation and the Acquired Fund will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

     (j) The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest, no par value. All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts and classes set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.4 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

     (k) At the Closing Date, the Acquired Fund will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to Paragraph 1.1 hereof, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

     (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Trust and the Acquired Fund enforceable in accordance with its terms, subject to the approval of the Acquired Fund's shareholders;

     (m) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

     (n) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in Paragraph 5.7 hereof (other than written information furnished by the Acquiring Fund for inclusion therein, as covered by the Acquiring Fund's warranty in Paragraph 4.2(m) hereof), on the effective date of the Registration Statement, on the date of the meeting of the Acquired Fund shareholders and on the Closing Date, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

     (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

     (p) All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

     (q) The prospectus of the Acquired Fund, dated March 1, 1999 (the "Acquired Fund Prospectus"), previously furnished to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading.

     4.2 The Trust II on behalf of the Acquiring Fund represents, warrants and covenants to the Acquired Fund as follows:


     (a) The Trust II is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out the Agreement. Neither the Trust II nor the Acquiring Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust II has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

     (b) The Trust II is a registered investment company classified as a management company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Fund is a diversified series of the Trust II;

     (c) The prospectus (the "Acquiring Fund Prospectus") and statement of additional information for Class A, Class B, and Class C shares of the Acquiring Fund, each dated April 1, 1999, and any amendments or supplements thereto on or prior to the Closing Date, and the Registration Statement on Form N-14 to be filed in connection with this Agreement (the "Registration Statement") (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, the Acquiring Fund Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and the Registration Statement will not include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

     (d) At the Closing Date, the Trust II on behalf of the Acquiring Fund will have good and marketable title to the assets of the Acquiring Fund;

     (e) The Trust II and the Acquiring Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provisions of the Trust II's Declaration, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust II or the Acquiring Fund is a party or by which the Trust II or the Acquiring Fund is bound;

     (f) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust II or the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Trust II knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust II nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

     (g) The audited statement of assets and liabilities, including the schedule of investments, of the Acquiring Fund as of May 31, 1999 and the related statement of operations (copies of which have been furnished to the Acquired Fund) present fairly in all material respects the financial condition of the Acquiring Fund as of May 31, 1999 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquiring Fund as of the respective dates thereof not disclosed therein;

     (h) Since May 31, 1999, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Trust II on behalf of the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund;

     (i) Each of the Acquiring Fund and its predecessors has qualified as a regulated investment company for each taxable year of its operation and the Acquiring Fund will qualify as such as of the Closing Date;

     (j) The authorized capital of the Trust II consists of an unlimited number of shares of beneficial interest, no par value per share. All issued and outstanding shares of beneficial interest of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust II. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

     (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust II on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms;

     (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of beneficial interest of the Acquiring Fund and will be fully paid and nonassessable by the Trust II;

     (m) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

     (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Agreement, except for the registration of the Acquiring Fund Shares under the 1933 Act and the 1940 Act.

5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1 Except as expressly contemplated herein to the contrary, the Trust on behalf of the Acquired Fund and the Trust II on behalf of Acquiring Fund, will operate their respective businesses in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.

     5.2 The Trust will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.4 The Trust on behalf of the Acquired Fund will provide such information within its possession or reasonably obtainable as the Trust II on behalf of the Acquiring Fund requests concerning the beneficial ownership of the Acquired Fund's shares of beneficial interest.

     5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

     5.6 The Trust on behalf of the Acquired Fund shall furnish to the Trust
         II on behalf of the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Trust II, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the President of the Acquired Fund.

     5.7 The Trust II on behalf of the Acquiring Fund will prepare and file with the Commission the Registration Statement in compliance with the 1933 Act and the 1940 Act in connection with the issuance of the Acquiring Fund Shares as contemplated herein.

     5.8 The Trust on behalf of the Acquired Fund will prepare a Proxy Statement, to be included in the Registration Statement in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts") in connection with the special meeting of shareholders of the Acquired Fund to consider approval of this Agreement.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRED
   FUND

The obligations of the Trust on behalf of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust II on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1 All representations and warranties of the Trust II on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date; and

     6.2 The Trust II on behalf of the Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by the Trust II's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust II on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust on behalf of the Acquired Fund shall reasonably request.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST II ON BEHALF OF THE ACQUIRING FUND

The obligations of the Trust II on behalf of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     7.2 The Trust on behalf of the Acquired Fund shall have delivered to the Trust II on behalf of the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Trust;

     7.3 The Trust on behalf of the Acquired Fund shall have delivered to the Trust II on behalf of the Acquiring Fund on the Closing Date a certificate executed in the name of the Acquired Fund by a President or Vice President and a Treasurer or Assistant Treasurer of the Trust, in form and substance satisfactory to the Trust II on behalf of the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust II on behalf of the Acquiring Fund shall reasonably request; and

     7.4 At or prior to the Closing Date, the Acquired Fund's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Fund required by any applicable contractual expense limitation.

8.  FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST AND THE TRUST II

The obligations hereunder of the Trust II on behalf of the Acquiring Fund and the Trust on behalf of the Acquired Fund are each subject to the further conditions that on or before the Closing Date:

     8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund in accordance with the provisions of the Trust's Declaration and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Trust II on behalf of the Acquiring Fund;

     8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain changes or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and their "no-action" positions) deemed necessary by the Trust or the Trust II to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself;

     8.4 The Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act;

     8.5 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date; and

     8.6 The parties shall have received an opinion of Hale and Dorr LLP, satisfactory to the Trust on behalf of the Acquired Fund and the Trust II on behalf of the Acquiring Fund, substantially to the effect that for federal income tax purposes:

     (a) The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

     (b) No gain or loss will be recognized by the Acquired Fund upon (i) the transfer of all of its assets to the Acquiring Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund; and (ii) the distribution by the Acquired Fund of such Acquiring Fund Shares to the shareholders of the Acquired Fund;

     (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the issuance of the Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund;

     (d) The basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be, in each instance, the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer;

     (e) The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will, in each instance, include the Acquired Fund's tax holding period for those assets;

     (f) The shareholders of the Acquired Fund will not recognize gain or loss upon the exchange of all of their shares of beneficial interest of the Acquired Fund solely for Acquiring Fund Shares as part of the transaction;

     (g) The basis of the Acquiring Fund Shares received by the Acquired
         Fund shareholders in the transaction will be the same as the basis of the shares of beneficial interest of the Acquired Fund surrendered in exchange therefor; and

     (h) The tax holding period of the Acquiring Fund Shares received by the Acquired Fund shareholders will include, for each shareholder, the tax holding period for the shares of the Acquired Fund surrendered in exchange therefor, provided that the Acquired Fund shares were held as capital assets on the date of the exchange.

The Trust II and the Trust agree to make and provide representations with respect to the Acquiring Fund and the Acquired Fund, respectively, which are reasonably necessary to enable Hale and Dorr LLP to deliver an opinion substantially as set forth in this Paragraph 8.6. Notwithstanding anything herein to the contrary, neither the Trust nor the Trust II may waive the conditions set forth in this Paragraph 8.6.

9.  BROKERAGE FEES AND EXPENSES

     9.1 The Trust II on behalf of the Acquiring Fund, and the Trust on behalf of the Acquired Fund each represent and warrant to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The Acquiring Fund and the Acquired Fund shall each be liable solely for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement whether or not the transactions contemplated hereby are consummated.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

    10.1 The Trust II on behalf of the Acquiring Fund, and the Trust on behalf of the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraph 4 hereof and that this Agreement constitutes the entire agreement between the parties.

    10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11.  TERMINATION

    11.1 This Agreement may be terminated by the mutual agreement of the Trust II, on behalf of the Acquiring Fund, and the Trust on behalf of the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

     (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

     (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

     (c) by resolution of the Trust II's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders; or

     (d) by resolution of the Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders.

    11.2 In the event of any such termination, there shall be no liability for damages on the part of the Trust II, the Acquiring Fund, the Trust, or the Acquired Fund, or the Trustees or officers of the Trust II or the Trust, but each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12.  AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon by the authorized officers of the Trust and the Trust II. However, following the meeting of shareholders of the Acquired Fund held pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval; provided that nothing contained in this Article 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13.  NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund or to the Acquired Fund, each at 101 Huntington Avenue, Boston, Massachusetts 02199, Attention:
President, and, in either case, with copies to Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: Pamela J. Wilson, Esq.

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

    14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

    14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

    14.3 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

    14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

    14.5 All persons dealing with the Trust or the Trust II must look solely to the property of the Trust or the Trust II, respectively, for the enforcement of any claims against the Trust or the Trust II as the Trustees, officers, agents and shareholders of the Trust or the Trust II assume no personal liability for obligations entered into on behalf of the Trust or the Trust II, respectively. None of the other series of the Trust or the Trust II shall be responsible for any obligations assumed by on or behalf of the Acquired Fund or the Acquiring Fund, respectively, under this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and has caused its corporate seal to be affixed hereto.

JOHN HANCOCK STRATEGIC SERIES on behalf of
  JOHN HANCOCK STRATEGIC INCOME FUND



                  By: /s/ Anne C. Hodsdon
                  -----------------------------------------
                              Anne C. Hodsdon
                              President




JOHN HANCOCK INVESTMENT TRUST III on behalf of
  JOHN HANCOCK SHORT-TERM STRATEGIC INCOME FUND



                  By: /s/ Susan S. Newton
                  ------------------------------------------
                              Susan S. Newton
                        Vice President and Secretary

                                     NOTES

                                     NOTES

                      -------------------------------------
                                     Thank
                                      You

                                  for mailing
                                your proxy card
                                   promptly!


                      -------------------------------------



[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

John Hancock Funds, Inc., Member NASD
101 Huntington Avenue, Boston, MA 02199-7603
1-800-225-5291  1-800-554-6713 (TDD)

John Hancock (R)                                                      320PX 8/99


[LOGO] JOHN HANCOCK FUNDS                                      VOTE THIS PROXY CARD TODAY!
       A Global Investment Management Firm              YOUR PROMPT RESPONSE WILL SAVE YOUR FUND
                                                            THE EXPENSE OF ADDITIONAL MAILINGS


                         __                                     __
                         \/  Please detach card at perforation  \/


JOHN HANCOCK SHORT-TERM STRATEGIC INCOME FUND              THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES
A SERIES OF JOHN HANCOCK INVESTMENT TRUST III


         The undersigned holder of shares of beneficial interest of John Hancock
Short-Term Strategic Income Fund hereby constitutes and appoints Edward J.
Boudreau, Jr., Anne C. Hodsdon, Susan S. Newton and James J. Stokowski, and each of them singly, proxies and attorneys of the undersigned, with full power of substitution to each, for and in the name of the undersigned, to vote and act upon all matters at the special meeting of shareholders of the fund to be held on Wednesday, October 13, 1999 at the offices of the fund, 101 Huntington
Avenue, Boston, Massachusetts, at 9:00 a.m., eastern time, and at any and all adjournments thereof, relating to all shares of the fund held by the undersigned or relating to all shares of the fund held by the undersigned which the undersigned would be entitled to vote or act with all the powers the undersigned would possess if personally present. All proxies previously given by the undersigned relating to the meeting are hereby revoked.


                                   Date: ____________________________, 1999

                                   o Please complete, sign, date and return this proxy in the enclosed envelope as soon as possible.

                                   o Please sign exactly as your name or names appear at
                                     left.  When signing as attorney, executor, administrator,
                                     trustee or gaurdian, please give your full title as such.

                                   o If a corporation, please sign in full corporate name by
                                     president or other authorized officer.

                                   o If a partnership, please sign in partnership name by
                                     authorized person.

                                   -----------------------------------------------------------


                                   -----------------------------------------------------------
                                   Signature(s)                                        037,137

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
[LOGO] JOHN HANCOCK FUNDS                                      VOTE THIS PROXY CARD TODAY!
       A Global Investment Management Firm              YOUR PROMPT RESPONSE WILL SAVE YOUR FUND
                                                            THE EXPENSE OF ADDITIONAL MAILINGS


                         __                                     __
                         \/  Please detach card at perforation  \/



Specify your desired action by check marks in the appropriate space. This proxy will be voted as specified. If no specification is made, the proxy will be voted in favor of item 1. The persons named as proxies have discretionary authority which they intend to exercise in favor of the proposal referred to and according to their best judgement as to any other matters which properly come before the meeting.


            Please vote by filling in the appropriate box(es) below.



                                                                                      FOR            AGAINST           ABSTAIN


ITEM 1: To approve an Agreement and Plan of Reorganization between John Hancock      [   ]            [   ]             [   ]
        Short-Term Strategic Income Fund ("Short-Term Strategic Income Fund")
        and John Hancock Strategic Income Fund ("Strategic Income Fund").  Under
        this Agreement, Short-Term Strategic Income Fund will transfer all of its assets to Strategic Income Fund in exchange for shares of Strategic
        Income Fund.  These shares will be distributed proportionately to you and the other shareholders of Short-Term Strategic Income Fund.
        Strategic Income Fund will also assume Short-Term Strategic Income
        Fund's liabilities.


                                                                         037,137
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